Ordinary Shares and Treasury Shares	12 Months Ended
Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Ordinary Shares and Treasury Shares
15.	ORDINARY SHARES AND TREASURY SHARES
On April 14, 2022, the Group entered into a share surrender and loan repayment agreement with a shareholder and his certain affiliates in connection to the settlement plan of his subscription receivables. Pursuant to such agreement, the Group settled the US$200 million of subscription receivables from the shareholder by accepting the surrender of 560,224,090 Class A ordinary shares on May 7, 2022. The number of surrendered shares was determined based on US$0.36 per share, the fair value of the Company’s ordinary shares on the date of the settlement notice. The settlement resulted in the pay-off
of subscription receivable of RMB 1,310,140 with a reduction of ordinary shares by RMB 37 and a reduction of APIC by RMB 1,326,603.
On July 6, 2022, the Company repurchased and cancelled an aggregate of 259,095,756 Class A ordinary shares for an aggregate consideration of RMB822,373, based on the market closing price of Class A ordinary shares on July 5, 2022, which resulted in a reduction of ordinary shares by RMB17 and a reduction of APIC by RMB822,356.
In 2022, 318,299,998 stock options were exercised into ordinary shares by employees, of which 112,209,998 were Class A ordinary shares and 206,090,000 were Class B ordinary shares. The Company repurchased 710,080 Class A ordinary shares and 91,165,500 Class B ordinary shares for tax purpose upon the exercise of options, which resulted in a reduction of ordinary shares by RMB6 and a reduction of APIC by RMB257,891. In addition, 1,121,670,655 Class B ordinary shares were reclassified into the same number of Class A ordinary shares during 2022.
In 2023, the Company repurchased 455,039,640 Class A ordinary shares from the open market with an aggregate purchase price of US$147,689 including commission under the share repurchase program. The repurchased shares were recorded in the treasury shares account using cost method upon repurchase. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital and retained earnings. In 2023, 201,197,520 Class A ordinary shares were retired, which resulted in a reduction of ordinary shares by RMB 14 and a reduction of APIC by RMB 439,354.
In 2023, 131,869,359 stock options were exercised into class A ordinary shares by employees. The Company repurchased 14,166,880 Class A ordinary shares for tax purpose upon the exercise of options, which resulted in a decrease of ordinary shares by RMB1 and a reduction of APIC by RMB35,046. In addition, 185,179,040 Class B ordinary shares were reclassified into the same number of Class A ordinary shares during the year ended December 31, 2023.
In 2024, the Company repurchased 255,486,760 Class A ordinary shares from the open market with an aggregate purchase price of US$93,614 including commission under the share repurchase program. The repurchased shares were recorded in the treasury shares account using cost method upon repurchase. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in
capital and retained earnings. In 2024, 509,328,880 Class A ordinary shares were retired, which resulted in a reduction of ordinary shares by RMB 36, a reduction of APIC by RMB 1,237,216 and a reduction of retained earnings by RMB 41,529.
In 2024, 156,832,119
stock options were exercised into class A ordinary shares by employees. The Company repurchased and immediately canceled
30,763,980 Class A ordinary shares
to satisfy the
tax
obligation for employees
upon the exercise of options, which resulted in a decrease of ordinary shares by RMB2 and a reduction of APIC by RMB81,179.